Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]
	At 31 December
(in USD million)	2017	2016

Crude oil	2,323	1,966
Petroleum products	596	744
Natural gas	149	160
Other	330	358

Inventories	3,398	3,227